Consolidated Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
July 31, 2025
ILF-NPRT3-0925
1.873106.116
Common Stocks - 97.7%
	Shares	Value ($)
BRAZIL - 5.7%
Consumer Discretionary - 0.6%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	22,301	52,940,121
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	1,538,300	8,087,713
Specialty Retail - 0.2%
Lojas Renner SA	13,648,700	39,657,535
Textiles, Apparel & Luxury Goods - 0.2%
Azzas 2154 SA	6,826,900	43,500,601
TOTAL CONSUMER DISCRETIONARY		144,185,970

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleo Brasileiro SA - Petrobras ADR	4,326,400	50,272,768
Petroleo Brasileiro SA - Petrobras ADR	3,710,035	47,265,846
PRIO SA/Brazil (b)	11,539,200	86,942,495
		184,481,109
Financials - 1.6%
Banks - 0.9%
Itau Unibanco Holding SA ADR (c)	32,276,548	202,373,956
Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao	58,184,400	130,717,603
XP Inc Class A	2,143,121	34,589,973
		165,307,576
TOTAL FINANCIALS		367,681,532

Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	4,894,055	22,470,762
Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	12,968,040	80,199,878
Rumo SA	22,835,600	67,451,996
		147,651,874
Materials - 1.2%
Metals & Mining - 1.1%
Metalurgica Gerdau SA	31,577,722	52,840,542
Vale SA ADR	20,998,970	200,120,184
		252,960,726
Paper & Forest Products - 0.1%
Dexco SA	26,692,811	26,933,304
TOTAL MATERIALS		279,894,030

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	2,789,051	10,474,723
Utilities - 0.8%
Electric Utilities - 0.5%
Equatorial Energia SA	11,402,795	69,379,366
Isa Energia Brasil sa	6,120,700	23,686,826
Transmissora Alianca de Energia Eletrica S/A unit	4,601,700	27,415,188
		120,481,380
Independent Power and Renewable Electricity Producers - 0.1%
Engie Brasil Energia SA	4,689,900	33,443,349
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,345,000	45,358,457
TOTAL UTILITIES		199,283,186

TOTAL BRAZIL		1,356,123,186
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	4,355,644	107,970,319
CHINA - 29.8%
Communication Services - 7.1%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	6,734,287	9,423,394
Entertainment - 0.2%
Beijing Enlight Media Co Ltd A Shares (China)	2,007,076	5,496,737
Netease Inc ADR	387,268	50,461,020
		55,957,757
Interactive Media & Services - 6.9%
Bilibili Inc ADR (b)(c)	743,895	16,975,684
Kanzhun Ltd ADR (b)	640,213	12,138,438
Kuaishou Technology B Shares (b)(d)(e)	2,225,748	21,732,331
Tencent Holdings Ltd	22,654,600	1,586,099,281
Tongdao Liepin Group (e)	3,888,864	2,063,070
		1,639,008,804
TOTAL COMMUNICATION SERVICES		1,704,389,955

Consumer Discretionary - 8.3%
Automobile Components - 0.3%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	3,121,300	20,353,882
Hesai Group ADR (b)	2,664,556	50,626,564
		70,980,446
Automobiles - 0.9%
BYD Co Ltd A Shares (China)	2,723,012	39,556,090
BYD Co Ltd H Shares	9,981,822	145,743,164
Li Auto Inc A Shares (b)	1,662,121	21,760,012
		207,059,266
Broadline Retail - 5.1%
Alibaba Group Holding Ltd	45,067,478	677,579,561
Alibaba Group Holding Ltd ADR	416,700	50,266,521
JD.com Inc A Shares	6,584,948	103,791,580
JD.com Inc ADR	300,193	9,453,078
PDD Holdings Inc Class A ADR (b)	3,252,581	369,005,314
		1,210,096,054
Hotels, Restaurants & Leisure - 1.5%
Meituan B Shares (b)(d)(e)	12,049,669	185,896,852
Trip.com Group Ltd	423,462	26,289,562
Trip.com Group Ltd ADR	2,240,551	138,802,135
		350,988,549
Household Durables - 0.2%
Haier Smart Home Co Ltd A Shares (China)	2,300	7,913
Haier Smart Home Co Ltd H Shares	19,821,816	62,446,239
		62,454,152
Specialty Retail - 0.0%
Pop Mart International Group Ltd (d)(e)	592,000	18,466,772
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	6,366,400	73,074,096
TOTAL CONSUMER DISCRETIONARY		1,993,119,335

Consumer Staples - 1.2%
Beverages - 1.0%
China Resources Beer Holdings Co Ltd	9,787,166	32,541,262
Eastroc Beverage Group Co Ltd A Shares (China)	1,515,200	59,164,270
Kweichow Moutai Co Ltd A Shares (China)	435,326	85,795,241
Tsingtao Brewery Co Ltd H Shares	11,277,084	71,642,817
		249,143,590
Food Products - 0.2%
Uni-President China Holdings Ltd	30,057,000	37,973,092
TOTAL CONSUMER STAPLES		287,116,682

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
China Petroleum & Chemical Corp H Shares	158,642,000	93,094,737
Financials - 5.3%
Banks - 3.5%
China Construction Bank Corp H Shares	585,482,278	598,833,364
China Merchants Bank Co Ltd H Shares	38,222,033	248,028,394
		846,861,758
Insurance - 1.8%
China Life Insurance Co Ltd H Shares	54,818,909	158,350,502
Ping An Insurance Group Co of China Ltd H Shares	38,838,518	266,640,575
		424,991,077
TOTAL FINANCIALS		1,271,852,835

Health Care - 2.1%
Biotechnology - 1.2%
Akeso Inc (b)(c)(d)(e)	3,289,865	64,149,288
BeOne Medicines Ltd ADR (b)	187,238	56,382,979
BeOne Medicines Ltd H Shares (b)	1,440,491	32,748,732
Innovent Biologics Inc (b)(d)(e)	5,215,781	64,561,493
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(c)	342,007	18,047,425
Zai Lab Ltd (b)	9,750,141	36,836,657
Zai Lab Ltd ADR (b)	191,845	7,251,741
		279,978,315
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	26,369,957	23,189,980
Life Sciences Tools & Services - 0.4%
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	7,638,663	101,893,807
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	14,384,495	64,624,799
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	4,069,260	40,547,040
		105,171,839
TOTAL HEALTH CARE		510,233,941

Industrials - 1.5%
Construction & Engineering - 0.2%
Sinopec Engineering Group Co Ltd H Shares	49,991,887	38,816,855
Ground Transportation - 0.3%
Full Truck Alliance Co Ltd ADR	5,225,100	60,349,905
Machinery - 0.9%
Airtac International Group	2,485,000	70,517,711
Shenzhen Inovance Technology Co Ltd A Shares (China)	6,862,400	60,121,183
Yangzijiang Shipbuildling (Holdings) Ltd	42,670,400	83,694,963
		214,333,857
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	11,365,600	36,747,974
TOTAL INDUSTRIALS		350,248,591

Information Technology - 2.1%
Communications Equipment - 0.1%
Zhongji Innolight Co Ltd A Shares (China)	535,900	16,054,140
Electronic Equipment, Instruments & Components - 0.5%
Eoptolink Technology Inc Ltd A Shares (China)	895,800	23,297,562
Foxconn Industrial Internet Co Ltd A Shares (China)	15,815,700	75,465,081
Victory Giant Technology Huizhou Co Ltd A Shares (China)	224,300	5,937,968
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	2,263,600	17,571,035
		122,271,646
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (b)(c)	107,023	3,860,320
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2,045,111	55,985,985
Montage Technology Co Ltd A Shares (China)	713,700	8,393,849
NAURA Technology Group Co Ltd A Shares (China)	727,755	33,765,145
		98,144,979
Software - 0.2%
Glodon Co Ltd A Shares (China)	3,742,300	6,766,091
Pony AI Inc ADR (c)	2,512,608	33,769,452
		40,535,543
Technology Hardware, Storage & Peripherals - 0.9%
Huaqin Technology Co Ltd A Shares (China)	1,919,800	21,884,215
Xiaomi Corp B Shares (b)(d)(e)	30,068,505	202,299,452
		224,183,667
TOTAL INFORMATION TECHNOLOGY		505,050,295

Materials - 0.8%
Construction Materials - 0.3%
China Jushi Co Ltd A Shares (China)	47,548,000	81,660,398
Metals & Mining - 0.5%
MMG Ltd (b)	217,060,000	105,539,130
TOTAL MATERIALS		187,199,528

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
China Overseas Land & Investment Ltd	2,179,400	3,769,271
China Resources Land Ltd	11,840,720	43,419,533
KE Holdings Inc A Shares	5,616,300	34,349,438
Longfor Group Holdings Ltd (d)(e)	4,305,500	5,358,879
		86,897,121
Utilities - 0.6%
Gas Utilities - 0.5%
ENN Energy Holdings Ltd	7,104,200	57,899,388
Kunlun Energy Co Ltd	54,458,000	52,462,178
		110,361,566
Water Utilities - 0.1%
Guangdong Investment Ltd	44,614,000	39,710,492
TOTAL UTILITIES		150,072,058

TOTAL CHINA		7,139,275,078
GREECE - 0.9%
Financials - 0.9%
Banks - 0.9%
Alpha Bank SA	38,721,689	144,940,447
Piraeus Financial Holdings SA	8,734,175	67,160,900

TOTAL GREECE		212,101,347
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	129,191,425	5,950,281
Health Care - 0.0%
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The	2,318,000	4,345,212
TOTAL HONG KONG		10,295,493
HUNGARY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	958,200	28,760,789
INDIA - 15.2%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd	11,964,152	260,673,359
Consumer Discretionary - 2.1%
Automobiles - 0.7%
Eicher Motors Ltd	399,900	24,904,255
Mahindra & Mahindra Ltd	4,128,535	150,526,076
		175,430,331
Hotels, Restaurants & Leisure - 1.2%
Eternal Ltd (b)	58,045,682	202,760,157
MakeMyTrip Ltd (b)(c)	627,500	58,727,725
		261,487,882
Household Durables - 0.2%
Dixon Technologies India Ltd (e)	300,500	57,464,149
TOTAL CONSUMER DISCRETIONARY		494,382,362

Consumer Staples - 0.4%
Tobacco - 0.4%
ITC Ltd	18,466,554	86,676,980
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Coal India Ltd	16,256,800	69,581,109
Reliance Industries Ltd	21,415,784	338,499,495
		408,080,604
Financials - 5.5%
Banks - 3.3%
HDFC Bank Ltd/Gandhinagar	20,562,468	472,279,635
ICICI Bank Ltd	18,051,576	304,237,416
		776,517,051
Capital Markets - 0.0%
National Securities Depository Ltd (f)	288,405	2,636,138
National Securities Depository Ltd (f)	288,405	2,636,137
		5,272,275
Consumer Finance - 1.5%
Bajaj Finance Ltd	20,651,694	206,846,808
Shriram Finance Ltd	21,611,145	154,914,112
		361,760,920
Insurance - 0.7%
HDFC Life Insurance Co Ltd (d)(e)	18,969,491	163,129,644
TOTAL FINANCIALS		1,306,679,890

Health Care - 0.9%
Health Care Providers & Services - 0.2%
Max Healthcare Institute Ltd	3,612,201	51,292,476
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd	539,169	40,410,131
Pharmaceuticals - 0.5%
Mankind Pharma Ltd (b)	1,143,140	33,380,592
Sun Pharmaceutical Industries Ltd	3,186,929	61,943,504
Torrent Pharmaceuticals Ltd	637,046	27,139,564
		122,463,660
TOTAL HEALTH CARE		214,166,267

Industrials - 1.5%
Aerospace & Defense - 0.9%
Bharat Electronics Ltd	26,573,400	115,542,032
Hindustan Aeronautics Ltd (e)	1,947,700	100,326,595
		215,868,627
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	3,509,016	145,242,531
TOTAL INDUSTRIALS		361,111,158

Information Technology - 0.4%
IT Services - 0.4%
Infosys Ltd	6,043,691	102,873,112
Software - 0.0%
Pine Labs Ltd/India (g)(h)	1,221,667	4,389,562
TOTAL INFORMATION TECHNOLOGY		107,262,674

Materials - 0.6%
Construction Materials - 0.4%
JK Cement Ltd	1,358,021	102,925,177
Metals & Mining - 0.2%
Tata Steel Ltd	27,786,500	49,942,746
TOTAL MATERIALS		152,867,923

Real Estate - 0.2%
Office REITs - 0.0%
Embassy Office Parks REIT	2,053,120	9,264,922
Real Estate Management & Development - 0.2%
Godrej Properties Ltd (b)	1,156,278	27,593,844
Sunteck Realty Ltd	2,343,600	10,470,460
		38,064,304
TOTAL REAL ESTATE		47,329,226

Utilities - 0.8%
Electric Utilities - 0.4%
Power Grid Corp of India Ltd	30,175,272	99,838,202
Independent Power and Renewable Electricity Producers - 0.4%
NTPC Ltd	26,174,745	99,426,969
TOTAL UTILITIES		199,265,171

TOTAL INDIA		3,638,495,614
INDONESIA - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	41,476,200	7,283,011
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.4%
Sumber Alfaria Trijaya Tbk PT	608,406,100	85,512,498
Food Products - 0.2%
First Resources Ltd	43,952,346	51,279,705
TOTAL CONSUMER STAPLES		136,792,203

Financials - 1.1%
Banks - 1.1%
Bank Central Asia Tbk PT	315,986,656	158,371,123
Bank Rakyat Indonesia Persero Tbk PT	385,023,715	86,218,607
Bank Syariah Indonesia Tbk PT	53,216,000	8,785,189
		253,374,919
TOTAL INDONESIA		397,450,133
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	927,600	48,339,879
KOREA (SOUTH) - 9.8%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Kakao Corp	2,870,500	118,339,256
NAVER Corp	324,488	54,277,468
		172,616,724
Consumer Discretionary - 0.7%
Automobiles - 0.4%
Hyundai Motor Co	14,586	2,205,429
Kia Corp	1,258,432	91,520,177
		93,725,606
Household Durables - 0.3%
Coway Co Ltd	1,059,610	82,142,172
TOTAL CONSUMER DISCRETIONARY		175,867,778

Financials - 1.6%
Banks - 1.3%
KB Financial Group Inc	2,452,758	193,681,563
Shinhan Financial Group Co Ltd	638,386	30,896,365
Woori Financial Group Inc	4,957,340	87,423,791
		312,001,719
Financial Services - 0.0%
Kakao Pay Corp (b)	197,689	8,998,803
Insurance - 0.3%
Samsung Life Insurance Co Ltd	752,606	67,520,258
TOTAL FINANCIALS		388,520,780

Health Care - 0.3%
Biotechnology - 0.0%
Alteogen Inc (b)	36,300	11,638,562
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (b)(d)(e)	93,305	70,853,852
TOTAL HEALTH CARE		82,492,414

Industrials - 1.1%
Aerospace & Defense - 0.5%
Korea Aerospace Industries Ltd	1,535,000	103,318,046
Electrical Equipment - 0.3%
LS Electric Co Ltd	381,360	83,658,863
Industrial Conglomerates - 0.3%
LG Corp	1,015,458	57,301,579
SK Square Co Ltd (b)	238,700	25,554,039
		82,855,618
TOTAL INDUSTRIALS		269,832,527

Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 0.0%
IsuPetasys Co Ltd	127,590	5,845,717
Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix Inc	2,205,093	424,781,718
Technology Hardware, Storage & Peripherals - 3.6%
Samsung Electronics Co Ltd	16,535,366	837,580,293
TOTAL INFORMATION TECHNOLOGY		1,268,207,728

TOTAL KOREA (SOUTH)		2,357,537,951
KUWAIT - 0.7%
Financials - 0.7%
Banks - 0.7%
Kuwait Finance House KSCP	59,090,873	155,761,341
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(g)(h)	2,024,724	2,692,883
MEXICO - 2.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Wal-Mart de Mexico SAB de CV Series V	36,215,900	106,756,756
Financials - 1.0%
Banks - 1.0%
Grupo Financiero Banorte SAB de CV	26,774,078	238,603,657
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B (c)	2,400,000	55,135,754
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV ADR	16,719,800	145,462,260
Real Estate - 0.2%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	15,754,900	22,440,189
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV (c)	6,013,084	16,918,871
TOTAL REAL ESTATE		39,359,060

TOTAL MEXICO		585,317,487
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (d)(e)	561,077	11,935,212
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	696,580	77,083,543
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	676,755	160,390,935
PHILIPPINES - 0.3%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
SM Investments Corp	2,337,000	32,720,471
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	49,274,924	21,089,318
SM Prime Holdings Inc	34,525,200	13,729,046
		34,818,364
TOTAL PHILIPPINES		67,538,835
POLAND - 0.8%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	456,588	30,605,304
Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Allegro.eu SA (b)(d)(e)	5,548,920	54,807,347
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA (c)	11,145	49,635,108
TOTAL CONSUMER DISCRETIONARY		104,442,455

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA (b)(d)(e)	3,624,000	47,974,447
TOTAL POLAND		183,022,206
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	1,405,806	10,037,455
ROMANIA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	459,000	12,843,273
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (b)(g)	10,986,900	110
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(g)	12,899,053	1
Sberbank of Russia PJSC ADR (b)(g)	19,633,994	196
		197
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (b)(e)(g)	6,035,400	60
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(g)	98,230	0
TOTAL RUSSIA		367
SAUDI ARABIA - 3.0%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aldrees Petroleum and Transport Services Co	843,807	26,858,936
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (d)(e)	20,113,500	130,297,259
Financials - 2.3%
Banks - 2.0%
Al Rajhi Bank	8,809,350	222,517,639
Alinma Bank	6,380,910	43,921,809
Saudi National Bank/The	19,862,817	198,569,923
		465,009,371
Insurance - 0.3%
Bupa Arabia for Cooperative Insurance Co	1,361,508	61,195,449
TOTAL FINANCIALS		526,204,820

Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	999,200	31,751,923
TOTAL SAUDI ARABIA		715,112,938
SINGAPORE - 0.5%
Communication Services - 0.5%
Entertainment - 0.5%
Sea Ltd Class A ADR (b)	835,926	130,947,808
SOUTH AFRICA - 4.1%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Naspers Ltd Class N	1,159,292	359,277,581
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Pick n Pay Stores Ltd (b)	30,248,887	47,076,426
Shoprite Holdings Ltd	6,292,376	91,714,198
		138,790,624
Financials - 1.2%
Banks - 0.6%
Capitec Bank Holdings Ltd	765,406	148,409,666
Financial Services - 0.6%
FirstRand Ltd	33,327,562	141,717,035
TOTAL FINANCIALS		290,126,701

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	2,876,400	37,569,854
Materials - 0.6%
Metals & Mining - 0.6%
Impala Platinum Holdings Ltd (b)	15,555,002	147,016,872
TOTAL SOUTH AFRICA		972,781,632
TAIWAN - 17.3%
Consumer Staples - 0.3%
Food Products - 0.3%
Uni-President Enterprises Corp	26,472,000	69,708,929
Financials - 1.1%
Banks - 0.6%
CTBC Financial Holding Co Ltd	100,140,941	137,292,897
Insurance - 0.5%
Cathay Financial Holding Co Ltd	59,999,796	121,335,436
TOTAL FINANCIALS		258,628,333

Industrials - 0.3%
Building Products - 0.0%
Taiwan Glass Industry Corp (b)	3,323,000	2,636,139
Electrical Equipment - 0.3%
Bizlink Holding Inc	2,661,417	79,865,954
TOTAL INDUSTRIALS		82,502,093

Information Technology - 15.6%
Communications Equipment - 0.1%
Accton Technology Corp	1,178,000	34,712,798
Electronic Equipment, Instruments & Components - 0.9%
Chroma ATE Inc	1,050,000	15,001,329
Delta Electronics Inc	6,509,375	122,347,633
Elite Material Co Ltd	878,000	32,111,907
Hon Hai Precision Industry Co Ltd	2,846,472	16,700,867
Taiwan Union Technology Corp	1,656,000	14,920,795
Unimicron Technology Corp	3,755,000	17,006,593
		218,089,124
Semiconductors & Semiconductor Equipment - 13.8%
Alchip Technologies Ltd	110,000	14,030,350
ASE Technology Holding Co Ltd	14,040,835	67,935,843
eMemory Technology Inc	563,455	38,056,763
Hon Precision Inc	1,110,600	57,591,362
MediaTek Inc	4,069,698	183,878,698
Taiwan Semiconductor Manufacturing Co Ltd	76,143,610	2,924,860,174
		3,286,353,190
Technology Hardware, Storage & Peripherals - 0.8%
Quanta Computer Inc	13,001,431	120,824,189
Wistron Corp	3,010,000	12,222,646
Wiwynn Corp	572,390	52,122,211
		185,169,046
TOTAL INFORMATION TECHNOLOGY		3,724,324,158

TOTAL TAIWAN		4,135,163,513
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	4,757,300	7,476,447
THAILAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
PTT Global Chemical PCL	75,332,300	54,150,790
TURKEY - 0.5%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BIM Birlesik Magazalar AS	4,985,000	65,144,939
Materials - 0.2%
Construction Materials - 0.2%
Oyak Cimento Fabrikalari AS	86,092,000	50,728,743
TOTAL TURKEY		115,873,682
UNITED ARAB EMIRATES - 1.8%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	46,155,441	73,385,273
Financials - 1.0%
Banks - 1.0%
Abu Dhabi Commercial Bank PJSC	20,653,097	91,540,388
Abu Dhabi Islamic Bank PJSC	13,309,389	87,544,367
Dubai Islamic Bank PJSC	21,025,900	57,129,220
		236,213,975
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC	6,438,600	16,687,895
Emaar Properties PJSC	22,525,335	93,522,103
RAK Properties PJSC (b)	17,736,300	7,436,299
		117,646,297
TOTAL UNITED ARAB EMIRATES		427,245,545
UNITED KINGDOM - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (South Africa)	2,302,000	104,282,353
UNITED STATES - 0.7%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR (c)	1,370,100	47,871,294
Materials - 0.5%
Construction Materials - 0.5%
Titan SA	2,845,174	113,804,286
TOTAL UNITED STATES		161,675,580
TOTAL COMMON STOCKS (Cost $15,346,112,197)		23,387,683,614

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Creditas Financial Solutions Ltd 5% 7/28/2027 (g)(h) (Cost $33,309,389)	33,309,389	33,912,289

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
CHINA - 0.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
ByteDance Ltd Series E1 (b)(g)(h)	399,541	93,736,314
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(g)(h)	668,281	5,346,248
TOTAL CHINA		99,082,562
INDIA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Meesho Series D-2 (h)	8,478,780	12,463,807
Meesho Series E (h)	1,412,280	2,076,051
Meesho Series E-1 (h)	1,917,000	2,817,990
Meesho Series F (h)	27,660,243	40,660,557
		58,018,405
Information Technology - 0.1%
Software - 0.1%
Pine Labs Ltd/India Series 1 (g)(h)	2,919,868	10,491,356
Pine Labs Ltd/India Series A (g)(h)	729,617	2,621,581
Pine Labs Ltd/India Series B (g)(h)	793,842	2,852,347
Pine Labs Ltd/India Series B2 (g)(h)	642,119	2,307,193
Pine Labs Ltd/India Series C (g)(h)	1,194,324	4,291,316
Pine Labs Ltd/India Series C1 (g)(h)	251,557	903,867
Pine Labs Ltd/India Series D (g)(h)	269,108	966,930
		24,434,590
TOTAL INDIA		82,452,995
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (b)(g)(h)	566,129	2,677,790
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $131,467,394)		184,213,347

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co Series 2 (Cost $36,614,366)	624,685	73,479,399

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/14/2025	4.32	570,000	569,119
US Treasury Bills 0% 8/21/2025	4.28	570,000	568,640
US Treasury Bills 0% 9/11/2025 (j)	4.30	4,060,000	4,040,175
US Treasury Bills 0% 9/18/2025 (j)	4.21 to 4.26	90,000	89,488
US Treasury Bills 0% 9/25/2025 (j)	4.23 to 4.26	6,740,000	6,695,727
US Treasury Bills 0% 9/4/2025 (j)	4.28 to 4.29	3,090,000	3,077,518
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,041,881)			15,040,667

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.33	547,768,266	547,877,820
Fidelity Securities Lending Cash Central Fund (k)(l)	4.33	179,072,750	179,090,656
TOTAL MONEY MARKET FUNDS (Cost $726,965,610)			726,968,476

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $16,289,510,837)	24,421,297,792
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(468,228,423)
NET ASSETS - 100.0%	23,953,069,369

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,147	Sep 2025	194,846,505	3,857,627	3,857,627

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,217,404,828 or 5.1% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,377,258,702 or 5.7% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $5,272,275 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Level 3 security
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,208,081 or 0.9% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,743,554.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	43,779,377

Creditas Financial Solutions Ltd 5% 7/28/2027	1/28/22 - 7/28/23	33,309,389

dMed Biopharmaceutical Co Ltd Series C	12/01/20	9,491,694

Gupshup Inc	6/08/21	12,944,653

Jumo World Holding Limited	9/06/23	17,214,014

Pine Labs Ltd/India	6/30/21	3,582,120

Pine Labs Ltd/India Series 1	6/30/21	8,560,919

Pine Labs Ltd/India Series A	6/30/21	2,139,524

Pine Labs Ltd/India Series B	6/30/21	2,327,819

Pine Labs Ltd/India Series B2	6/30/21	1,882,997

Pine Labs Ltd/India Series C	6/30/21	3,501,955

Pine Labs Ltd/India Series C1	6/30/21	737,944

Pine Labs Ltd/India Series D	6/30/21	789,398

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
National Securities Depository Ltd	11/1/2025

National Securities Depository Ltd	9/2/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	418,942,894	6,470,790,059	6,341,855,133	11,171,553	-	-	547,877,820	547,768,266	1.0%
Fidelity Securities Lending Cash Central Fund	296,832,122	2,495,182,186	2,612,923,652	2,958,330	-	-	179,090,656	179,072,750	0.7%
Total	715,775,016	8,965,972,245	8,954,778,785	14,129,883	-	-	726,968,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Titan Cement International Trading SA	157,508,017	-	73,012,652	12,125,041	37,233,695	(7,924,774)	-	-
Total	157,508,017	-	73,012,652	12,125,041	37,233,695	(7,924,774)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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